Share capital and reserves	12 Months Ended
Dec. 31, 2022
Disclosure Of Share Capital And Reserves [Abstract]
Share capital and reserves [Text Block]

12 Share capital and reserves

a) Authorized and outstanding

As at December 31, 2022, the Company had unlimited authorized common shares without par value and 33,474,855 common issued and outstanding (December 31, 2021 - 28,992,429).

b) Share issuances

Fiscal 2022

- On March 28, 2022, the Company closed a non-brokered private placement and issued 2,059,000 units at a price of $1.25 per unit for gross proceeds of $2,368,750 and a reduction of accounts payable and loans payable of $205,000 (Note 10). Each unit is comprised of one common share and one share purchase warrant. Each warrant entitles the holder to acquire one additional share at a price of $1.35 until March 28, 2025. The Company incurred $20,221 in share issuance costs as part of the transaction.

The fair value of these warrants at the date of grant was estimated at $938,886 using the proportionate allocation method. The warrants for this method were valued using the Black-Scholes option pricing model with the following assumptions: a 3 year expected life; 92.23% volatility; risk-free interest rate of 2.37%; and a dividend yield of 0%.

- On November 29, 2022, the Company closed a non-brokered private placement and issued 577,000 units at a price of $1.30 per unit for gross proceeds of $750,100. Each unit comprises one common share and one share purchase warrant. Each warrant is convertible into one common share at a price of $1.50 per share until November 29, 2025. The Company incurred $4,501 in share issuance costs as part of the transaction.

The fair value of these warrants at the date of grant was estimated at $285,709 using the proportionate allocation method. The warrants for this method were valued using the Black-Scholes option pricing model with the following assumptions: a 3 year expected life; 89.57% volatility; risk-free interest rate of 3.95%; and a dividend yield of 0%.

- During the year ended December 31, 2022, the Company issued 770,500 common shares related to option exercises for proceeds of $956,000.

- During the year ended December 31, 2022, 150,000 warrants were exercised in settlement of accounts payable and loans of $202,500 (Note 10).

- During the year ended December 31, 2022, the Company issued 925,926 units for water rights. Each unit consists of one common share plus one whole share purchase warrant. Each warrant is exercisable to acquire one common share at an exercise price of $1.46 for a period of three years (Note 6).

The fair value of these warrants at the date of grant was estimated at $716,196 and was recorded as a cost of acquisition of the water rights. The warrants were valued using the Black-Scholes option pricing model with the following assumptions: a 3 year expected life; 89.44% volatility; risk-free interest rate of 3.48%; and a dividend yield of 0%.

Fiscal 2021

- On January 27, 2021, the Company closed a non-brokered private placement and issued 250,000 units at a price of $2.00 per unit for gross proceeds of $500,000. Each unit is comprised of one common share and one share purchase warrant. Each warrant entitles the holder to acquire one additional share at a price of $2.50 until January 27, 2023. The Company incurred $7,495 in share issuance costs as part of the transaction.

The fair value of these warrants at the date of grant was estimated at $205,761 using the proportionate allocation method. The warrants for this method were valued using the Black-Scholes option pricing model with the following assumptions: a 2 year expected life; 105.96% volatility; risk-free interest rate of 0.16%; and a dividend yield of 0%.

- On February 24, 2021, the Company issued 50,000 common shares share to Genevieve Enterprise Corp. pursuant to a finder's fee agreement. The $105,000 was recorded in consulting fees in the statement of loss and comprehensive loss.

- April 22, 2021, the Company settled debt in the total amount of $178,856 with two of its creditors, by the issuance of 144,239 common shares at a price of $1.24 per share. As part of the settlement, the Company recorded a loss of $52,164.

- On June 8, 2021, $17,883 accrued interest of the $322,534 convertible debentures issued on June 15, 2018 was converted into 11,922 units of the Company at a fair value of $1.48 per unit. Each unit is comprised of one common share of the Company and one half of one common share purchase warrant entitling the holder to acquire an additional common share at the price of $1.50 on or prior to August 21, 2021.

The fair value of these warrants at the date of grant was estimated at $1,291 using the proportionate allocation method. The warrants for this method were valued using the Black-Scholes option pricing model with the following assumptions: a 0.2 years expected average life; 87.09% volatility; risk-free interest rate of 0.32%; and a dividend yield of 0%.

- On July 12, 2021, $1,567 accrued interest of the $322,534 convertible debentures issued on June 15, 2018 was converted into 1,080 units of the Company at a fair value of $1.45 per unit. Each unit is comprised of one common share of the Company and one half of one common share purchase warrant entitling the holder to acquire an additional common share at the price of $1.50 on or prior to August 21, 2021.

On July 12, 2021, principal amount of $166,284 convertible debentures of the $322,534 convertible debentures issued on June 15, 2018 was converted into 133,027 units of the Company at a fair value of $1.25 per unit. Each unit is comprised of one common share of the Company and one half of one common share purchase warrant entitling the holder to acquire an additional common share at the price of $1.50 on or prior to August 21, 2021.

The fair value of these warrants at the date of grant was estimated at $16,984 using the proportionate allocation method. The warrants for this method were valued using the Black-Scholes option pricing model with the following assumptions: a 0.1 years expected average life; 88.05% volatility; risk-free interest rate of 0.43%; and a dividend yield of 0%.

- On September 14, 2021, the Company closed the non-brokered private placement, issued 878,970 units at a price of $1.65 per unit for gross proceeds of $1,410,750 and a reduction in accounts payable of $39,550. Each unit is comprised of one common share and one share purchase warrant. Each warrant entitles the holder to acquire one additional share in the capital of the Company at a price of $2.00 for a period of two years. The Company incurred $14,500 in share issuance costs as part of the transaction.

The fair value of these warrants at the date of grant was estimated at $448,604 using the proportionate allocation method. The warrants for this method were valued using the Black-Scholes option pricing model with the following assumptions: a 2 years expected average life; 103.17% volatility; risk-free interest rate of 0.41%; and a dividend yield of 0%.

- On November 8, 2021, the Company closed a non-brokered private placement and issued 300,000 units at a price of $1.65 per unit for gross proceeds of $495,000. Each unit is comprised of one common share and one share purchase warrant. Each warrant entitles the holder to acquire one additional common share at a price of $1.75 for a period of two years. The Company incurred $7,131 in share issuance costs as part of the transaction.

The fair value of these warrants at the date of grant was estimated at $144,229 using the proportionate allocation method. The warrants for this method were valued using the Black-Scholes option pricing model with the following assumptions: a 2 years expected average life; 102.79% volatility; risk-free interest rate of 0.95%; and a dividend yield of 0%.

- During the year ended December 31, 2021, 449,500 stock options were exercised for gross proceeds of $540,749.

- During year ended December 31, 2021, 865,458 shares were issued from warrants exercised for gross proceeds of $1,302,543.

c) Stock options

The Board of Directors may grant options to purchase shares from time to time, subject to the aggregate number of common shares of the Company issuable under all outstanding stock options of the Company not exceeding 10% of the issued and outstanding common shares of the Company at the time of the grant. The options are exercisable over a period established at the time of issuance to buy shares of the Company for a period not exceeding ten years, at a price not less than the minimum price permitted by the exchange. The vesting schedule for an option, if any, shall be determined by the Board of Directors at the time of issuance.

- On January 25, 2022, the Company issued 500,000 incentive stock option to consultants of the Company exercisable at $1.25 per share for a period of 3 years. The fair value of the share options was estimated at $356,850 on the date of grant using the Black-Scholes option pricing model, with the following assumptions: expected option life of 3 years, expected stock price volatility 93.38%, dividend payment during life of option was nil, risk free interest rate 1.40%, weighted average fair value per option $0.71, share price $1.22.

- On June 23, 2022, the Company issued 100,000 incentive stock option to a consultant of the Company exercisable at $1.15 per share for a period of 3 years. The fair value of the share options was estimated at $72,339 on the date of grant using the Black-Scholes option pricing model, with the following assumptions: expected option life of 3 years, expected stock price volatility 104.31%, dividend payment during life of option was nil, risk free interest rate 3.14%, weighted average fair value per option $0.72, share price $1.12.

- On October 11, 2022, the Company issued 650,000 incentive stock option to a consultant of the Company exercisable at $1.35 per share for a period of 3 years. The fair value of the share options was estimated at $525,276 on the date of grant using the Black-Scholes option pricing model, with the following assumptions: expected option life of 3 years, expected stock price volatility 90.53%, dividend payment during life of option was nil, risk free interest rate 4.03%, weighted average fair value per option $0.81, share price $1.36.

- On July 7, 2021, the Company issued 350,000 incentive stock option to a consultant of the Company exercisable at $1.35 per share for a period of 3 years. The fair value of the share options was estimated at $363,106 on the date of grant using the Black-Scholes option pricing model, with the following assumptions: expected option life of 3 years, expected stock price volatility 100.97%, dividend payment during life of option was nil, risk free interest rate 0.66%, weighted average fair value per option $1.04, share price $1.59.

- On May 25, 2021, the Company issued 30,000 incentive stock option to a consultant of the Company exercisable at $1.50 per share for a period of 2 years. The fair value of the share options was estimated at $23,820 on the date of grant using the Black-Scholes option pricing model, with the following assumptions: expected option life of 2 years, expected stock price volatility 105.28%, dividend payment during life of option was nil, risk free interest rate 0.30%, weighted average fair value per option $0.79, share price $1.47.

- On January 20, 2021, the Company issued 350,000 incentive stock option to consultants of the Company exercisable at $2.00 per share for a period of 3 years. The fair value of the share options was estimated at $599,397 on the date of grant using the Black-Scholes option pricing model, with the following assumptions: expected option life of 3 years, expected stock price volatility 115.92%, dividend payment during life of option was nil, risk free interest rate 0.20%, weighted average fair value per option $1.71, share price $2.40.

Total share options granted during the year ended December 31, 2022 were 1,250,000 (December 31, 2021 - 730,000). Total share-based payment expense recognized for the fair value of share options granted and vested during the year ended December 31, 2022 was $954,465 (2021 - $990,448).

A summary of stock option information as at December 31, 2022 and December 31, 2021 is as follows:

	December 31, 2022		December 31, 2021
	Number of shares	Weighted average exercise price	Number of shares	Weighted average exercise price
Outstanding - beginning of year	2,330,500	$1.34	2,050,000	$1.20
Granted	1,250,000	1.29	730,000	1.67
Exercised	(770,500)	1.24	(449,500)	1.20
Expired	(100,000)	1.38	-	-
Outstanding - end of year	2,710,000	$1.35	2,330,500	$1.34

The following table discloses the number of options and vested options outstanding as at December 31, 2022:

Number of options Outstanding and exercisable	Weighted average exercise price	Weighted average remaining contractual life (years)
*125,000	1.10	0.10
250,000	1.00	1.28
**30,000	1.50	0.40
***550,000	1.50	0.92
155,000	2.00	1.05
350,000	1.35	1.52
500,000	1.25	2.07
100,000	1.15	2.48
650,000	1.35	2.78
2,710,000	$1.35	1.71
* These options expired unexercised subsequent to December 31, 2022.
** These options were cancelled subsequent to December 31, 2022.
***   500,000 of these options were cancelled subsequent to December 31, 2022.

The following table discloses the number of warrants outstanding as at:

	December 31, 2022		December 31, 2021
	Number of shares	Weighted average exercise price	Number of shares	Weighted average exercise price
Outstanding - beginning of year	2,059,470	$1.62	1,624,293	$1.18
Granted	3,561,926	1.40	1,501,985	2.01
Exercised	(150,000)	1.35	(865,458)	1.51
Expired	(99,500)	1.62	(201,350)	1.50
Outstanding - end of year	5,371,896	$1.49	2,059,470	$1.62

Outstanding warrants	Expiry Date	Exercise price
11,000	April 24, 2024	$0.55
520,000	April 24, 2024	$0.55
250,000	January 27, 2023	$2.50
878,970	September 14, 2023	$2.00
300,000	November 8, 2023	$1.75
1,909,000	March 28, 2025	$1.35
577,000	November 29, 2025	$1.50
925,926	December 13, 2025	$1.46
5,371,896